Acquisitions and Divestitures - Divestitures (Details) $ in Millions	1 Months Ended				3 Months Ended			12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Pressurized Polyurethane Foam Adhesives Business Member
Divestiture Information
Annual sales of divested business						$ 20
Library Systems And Faab Fabricauto In Aggregate Member
Divestiture Information
Aggregate selling price relative to the divestiture transaction							$ 104		$ 104
Aggregate pre-tax gain on sale							40
Aggregate net after tax gain on sale							$ 10
Library Systems And Pressurized Polyurethane Foam Adhesives In Aggregate Member
Divestiture Information
Aggregate pre-tax gain on sale						$ 40
Static Control Business Member
Divestiture Information
Annual sales of divested business				$ 46
Temporary protective films business Member
Divestiture Information
Annual sales of divested business			$ 50
Cathode Battery Technology License Business Member
Divestiture Information
Annual sales of divested business		$ 10
Temporary Protective Films And Cathode Battery Technology License Businesses In Aggregate Member
Divestiture Information
Number of businesses sold | item					2
Aggregate selling price relative to the divestiture transaction		86			$ 86			$ 86
Aggregate pre-tax gain on sale					71
Identity Management Business Member | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Divestiture Information
Annual sales of divested business	$ 205
Aggregate selling price relative to the divestiture transaction	850
Safety Prescription Eyewear Business Member
Divestiture Information
Annual sales of divested business	$ 45
Identity Management and Safety Prescription Eyewear In Aggregate Member | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Divestiture Information
Number of businesses sold | item								2
2017 estimated pre-tax gain on sale								$ 500
Disposal - Accounts receivable		25			25			25
Disposal - Property, plant and equipment		25			25			25
Disposal - Intangible assets		35			35			35
Disposal - Deferred revenue		35			35			35
Disposal - Goodwill		$ 270			$ 270			270
Identity Management and Safety Prescription Eyewear In Aggregate Member | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Maximum
Divestiture Information
Aggregate operating income of divested businesses								$ 20	$ 20	$ 20